UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07489

                     OPPENHEIMER INTERNATIONAL GROWTH FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
              (Name and address of agent for service)


          Registrant's telephone number, including area code: (303) 768-3200
                                                              --------------

                               Date of fiscal year end:  NOVEMBER 30
                                                         -----------

            Date of reporting period: DECEMBER 1, 2003 - MAY 31, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

MAY 31, 2004

--------------------------------------------------------------------------------

        OPPENHEIMER                                           Management
        INTERNATIONAL                                        Commentaries
        GROWTH FUND                                               and
                                                              Semiannual
                                                                Report

--------------------------------------------------------------------------------

[GRAPHIC]

        MANAGEMENT COMMENTARIES

           An Interview with Your Fund's Manager

           Listing of Top Holdings

        SEMIANNUAL REPORT

           Listing of Investments

           Financial Statements

        "WE BELIEVE THE GLOBAL ECONOMIC BACKDROP REMAINS SOUND, AND WE ARE OPTIMISTIC ABOUT WORLDWIDE GROWTH PROSPECTS FOR THE NEXT YEAR OR TWO."

                                                  [LOGO] OPPENHEIMERFUNDS(R)
                                                         The Right Way to Invest

STATEMENT OF INVESTMENTS  May 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                   MARKET VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--96.6%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--17.7%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.4%
Continental AG                                        288,947       $12,974,211
--------------------------------------------------------------------------------
AUTOMOBILES--1.2%
Porsche AG, Preferred                                  15,702        10,603,500
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.4%
Carnival Corp.                                        162,700         6,932,647
--------------------------------------------------------------------------------
William Hill plc                                      585,780         5,810,329
                                                                    ------------
                                                                     12,742,976

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.3%
Daito Trust
Construction Co. Ltd.                                 158,632         5,697,978
--------------------------------------------------------------------------------
Groupe SEB SA                                          39,224         4,406,653
--------------------------------------------------------------------------------
Sharp Corp.                                           662,000        11,206,532
                                                                    ------------
                                                                     21,311,163

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.1%
LG Home
Shopping, Inc.                                        164,880         5,095,223
--------------------------------------------------------------------------------
Next plc                                              174,830         4,442,712
                                                                    ------------
                                                                      9,537,935

--------------------------------------------------------------------------------
MEDIA--5.9%
British Sky
Broadcasting
Group plc                                             199,599         2,245,132
--------------------------------------------------------------------------------
Grupo Televisa SA,
Sponsored GDR                                         137,200         5,798,072
--------------------------------------------------------------------------------
Mediaset SpA                                          724,700         7,938,160
--------------------------------------------------------------------------------
News Corp. Ltd. (The)                                 807,989         7,409,067
--------------------------------------------------------------------------------
Societe Television
Francaise 1                                           278,200         8,639,182
--------------------------------------------------------------------------------
Sogecable SA 1                                        107,400         4,439,480
--------------------------------------------------------------------------------
Vivendi Universal SA 1                                407,160        10,376,638
--------------------------------------------------------------------------------
Zee Telefilms Ltd. 1                                2,536,600         7,203,519
                                                                    ------------
                                                                     54,049,250

--------------------------------------------------------------------------------
MULTILINE RETAIL--0.5%
Takashimaya Co. Ltd.                                  423,272         4,664,513

                                                                   MARKET VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.4%
Hennes & Mauritz AB,
B Shares                                              493,800       $12,220,395
--------------------------------------------------------------------------------
New Dixons
Group plc                                           3,374,051         9,418,416
                                                                    ------------
                                                                     21,638,811

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.5%
Compagnie Financiere
Richemont AG,
A Shares 1                                            171,134         4,406,591
--------------------------------------------------------------------------------
Luxottica Group SpA 1                                 558,800         9,041,519
                                                                    ------------
                                                                     13,448,110

--------------------------------------------------------------------------------
CONSUMER STAPLES--6.0%
--------------------------------------------------------------------------------
BEVERAGES--2.7%
Foster's Group Ltd.                                 2,041,110         6,641,805
--------------------------------------------------------------------------------
Heineken NV                                           223,625         7,394,999
--------------------------------------------------------------------------------
Pernod-Ricard SA                                       86,830        10,868,329
                                                                    ------------
                                                                     24,905,133

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.6%
Carrefour SA                                           57,730         2,819,175
--------------------------------------------------------------------------------
Woolworths Ltd.                                       255,600         2,152,275
                                                                    ------------
                                                                      4,971,450

--------------------------------------------------------------------------------
FOOD PRODUCTS--2.0%
Cadbury
Schweppes plc                                         598,060         5,098,784
--------------------------------------------------------------------------------
Nestle SA                                              18,518         4,812,554
--------------------------------------------------------------------------------
Unilever plc                                          872,580         8,295,125
                                                                    ------------
                                                                     18,206,463

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.7%
L'Oreal SA                                             84,710         6,573,844
--------------------------------------------------------------------------------
ENERGY--3.3%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.6%
Technip-Coflexip SA                                   107,760        14,527,664
--------------------------------------------------------------------------------
OIL & GAS--1.7%
BP plc, ADR                                            91,700         4,860,100
--------------------------------------------------------------------------------
Oil & Natural Gas
Corp. Ltd.                                             69,460           994,002
--------------------------------------------------------------------------------
Total SA, B Shares                                     35,540         6,670,531


                    12 | OPPENHEIMER INTERNATIONAL GROWTH FUND

                                                                   MARKET VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Tsakos Energy
Navigation Ltd.                                       113,500      $  3,342,575
                                                                   -------------
                                                                     15,867,208

--------------------------------------------------------------------------------
FINANCIALS--17.5%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--10.2%
ABN Amro
Holding NV                                            299,700         6,386,329
--------------------------------------------------------------------------------
Anglo Irish Bank
Corp.                                               1,470,882        23,350,184
--------------------------------------------------------------------------------
ICICI Bank Ltd.,
Sponsored ADR                                         727,800         9,366,786
--------------------------------------------------------------------------------
Joyo Bank Ltd. (The)                                1,212,000         4,781,108
--------------------------------------------------------------------------------
Mitsubishi Tokyo
Financial Group, Inc. 1                                 2,355        20,242,027
--------------------------------------------------------------------------------
National Australia
Bank Ltd.                                             219,200         4,708,277
--------------------------------------------------------------------------------
Royal Bank of
Scotland Group
plc (The) 1                                           399,470        12,062,761
--------------------------------------------------------------------------------
Societe Generale,
Cl. A                                                 109,830         9,307,854
--------------------------------------------------------------------------------
UFJ Holdings, Inc. 1                                      578         2,897,191
                                                                   -------------
                                                                     93,102,517

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.0%
3i Group plc                                        1,253,207        14,084,850
--------------------------------------------------------------------------------
Collins Stewart
Tullett plc                                         1,749,781        14,115,794
--------------------------------------------------------------------------------
MLP AG 1                                              562,828         8,783,663
                                                                   -------------
                                                                     36,984,307

--------------------------------------------------------------------------------
INSURANCE--1.1%
AMP Ltd.                                            1,111,115         4,416,407
--------------------------------------------------------------------------------
Skandia Forsakrings
AB                                                  1,421,100         5,699,459
                                                                   -------------
                                                                     10,115,866

--------------------------------------------------------------------------------
REAL ESTATE--1.8%
Solidere, GDR 1,2                                     877,092         6,139,644
--------------------------------------------------------------------------------
Sumitomo Realty &
Development Co. Ltd. 1                                924,000         9,973,599
                                                                   -------------
                                                                     16,113,243

                                                                   MARKET VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.4%
Housing Development
Finance Corp. Ltd.                                    265,500      $  3,327,670
--------------------------------------------------------------------------------
HEALTH CARE--15.3%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.2%
Art Advanced
Research
Technologies, Inc. 1                                  389,400           650,617
--------------------------------------------------------------------------------
Art Advanced
Research
Technologies, Inc. 1,2,3                            1,901,125         3,176,436
--------------------------------------------------------------------------------
Essilor
International SA                                      147,150         9,128,367
--------------------------------------------------------------------------------
Ortivus AB, Cl. B 1,3                                 710,800         2,717,253
--------------------------------------------------------------------------------
Terumo Corp.                                          193,900         4,561,321
                                                                   -------------
                                                                     20,233,994

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.4%
Nicox SA 1                                            850,949         3,481,108
--------------------------------------------------------------------------------
PHARMACEUTICALS--12.7%
AstraZeneca plc                                        64,060         2,984,424
--------------------------------------------------------------------------------
Aventis SA 1                                           95,160         7,547,493
--------------------------------------------------------------------------------
Dr. Reddy's
Laboratories Ltd.,
Sponsored ADR 1                                       167,100         3,094,692
--------------------------------------------------------------------------------
Fujisawa
Pharmaceutical
Co. Ltd.                                              153,000         3,384,619
--------------------------------------------------------------------------------
GlaxoSmithKline plc                                   327,940         6,854,380
--------------------------------------------------------------------------------
H. Lundbeck AS                                        400,000         8,865,903
--------------------------------------------------------------------------------
Marshall
Edwards, Inc. 1,2                                   1,750,000        17,807,378
--------------------------------------------------------------------------------
NeuroSearch AS 1                                      282,500         8,951,689
--------------------------------------------------------------------------------
Novogen Ltd. 1,3                                    6,323,015        23,192,217
--------------------------------------------------------------------------------
Sanofi-Synthelabo SA                                   77,210         5,100,819
--------------------------------------------------------------------------------
Schering AG                                           122,691         6,712,122
--------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                   493,000         8,033,413
--------------------------------------------------------------------------------
SkyePharma plc 1                                    3,340,500         3,674,783
--------------------------------------------------------------------------------
Takeda Chemical
Industries Ltd.                                       112,000         4,651,255
--------------------------------------------------------------------------------
Teva Pharmaceutical
Industries Ltd.,
Sponsored ADR                                          72,400         4,790,708
                                                                   ------------
                                                                    115,645,895


                    13 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                   MARKET VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
INDUSTRIALS--9.3%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.6%
Empresa Brasileira de
Aeronautica SA,
Preference                                          3,731,246       $23,731,158
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.9%
BTG plc 1                                           2,170,784         4,537,226
--------------------------------------------------------------------------------
Buhrmann NV                                           512,358         4,848,913
--------------------------------------------------------------------------------
Prosegur Compania
de Seguridad SA                                       205,149         3,206,627
--------------------------------------------------------------------------------
Randstad
Holding NV 1                                          173,500         4,557,315
                                                                    ------------
                                                                     17,150,081

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.5%
Koninklijke Boskalis
Westminster NV 1                                      104,143         2,548,572
--------------------------------------------------------------------------------
Leighton Holdings Ltd.                                393,587         2,263,762
                                                                    ------------
                                                                      4,812,334

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.3%
Ushio, Inc. 1                                         618,000        11,686,225
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.3%
Aalberts
Industries NV                                         431,527        12,193,839
--------------------------------------------------------------------------------
Siemens AG                                            125,775         8,877,513
                                                                    ------------
                                                                     21,071,352

--------------------------------------------------------------------------------
MACHINERY--0.7%
Hyundai Heavy
Industries Co. Ltd.                                   259,846         6,334,715
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--19.7%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.8%
Nokia Oyj                                             262,900         3,582,811
--------------------------------------------------------------------------------
Telefonaktiebolaget
LM Ericsson AB,
B Shares 1                                          7,959,600        22,207,127
                                                                    ------------
                                                                     25,789,938

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.5%
Logitech
International SA 1                                     99,935         4,580,885

                                                                   MARKET VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--6.5%
Epcos AG 1                                            403,404       $ 8,152,810
--------------------------------------------------------------------------------
Keyence Corp. 1                                        38,100         8,807,555
--------------------------------------------------------------------------------
Nidec Corp.                                            44,600         4,882,696
--------------------------------------------------------------------------------
Nippon Electric
Glass Co. Ltd.                                        340,000         7,306,039
--------------------------------------------------------------------------------
Omron Corp.                                           371,318         8,146,991
--------------------------------------------------------------------------------
Tandberg ASA                                        1,792,500        18,028,363
--------------------------------------------------------------------------------
TDK Corp.                                              61,800         4,333,409
                                                                    ------------
                                                                     59,657,863

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.4%
T-Online
International AG 1                                    263,915         3,029,431
--------------------------------------------------------------------------------
Yahoo Japan Corp. 1                                       944         9,907,623
                                                                    ------------
                                                                     12,937,054

--------------------------------------------------------------------------------
IT SERVICES--2.7%
Amadeus Global
Travel Distribution
SA 1                                                  807,600         4,861,971
--------------------------------------------------------------------------------
Getronics NV 1                                        864,400         2,385,571
--------------------------------------------------------------------------------
Infosys Technologies
Ltd. 1                                                 89,394         9,959,287
--------------------------------------------------------------------------------
NIIT Ltd. 1                                           891,200         3,008,954
--------------------------------------------------------------------------------
United Internet AG                                    179,130         4,484,265
                                                                    ------------
                                                                     24,700,048

--------------------------------------------------------------------------------
OFFICE ELECTRONICS--2.6%
Canon, Inc.                                           289,000        14,250,622
--------------------------------------------------------------------------------
Konica Minolta
Holdings, Inc.                                        676,000         9,143,814
                                                                    ------------
                                                                     23,394,436

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.9%
ASM International
NV 1                                                  659,400        14,368,326
--------------------------------------------------------------------------------
Jenoptik AG 1                                         594,232         7,220,184
--------------------------------------------------------------------------------
Samsung
Electronics Co.                                         9,900         4,419,074
                                                                    ------------
                                                                     26,007,584


                    14 | OPPENHEIMER INTERNATIONAL GROWTH FUND

                                                                   MARKET VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE--0.3%
UBI Soft
Entertainment SA 1                                     98,316      $  2,569,254
--------------------------------------------------------------------------------
MATERIALS--2.3%
--------------------------------------------------------------------------------
METALS & MINING--2.3%
Companhia Vale
do Rio Doce,
Sponsored ADR                                         183,200         7,950,880
--------------------------------------------------------------------------------
Impala Platinum
Holdings Ltd.                                          94,000         6,853,415
--------------------------------------------------------------------------------
Rio Tinto plc                                         254,500         6,131,293
                                                                   -------------
                                                                     20,935,588

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--5.5%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--5.5%
KDDI Corp.                                              2,379        13,861,805
--------------------------------------------------------------------------------
SK Telecom Co.
Ltd., ADR                                             234,234         4,888,464
--------------------------------------------------------------------------------
Telecom Italia
Mobile SpA                                          1,198,200         6,496,529
--------------------------------------------------------------------------------
Vodafone Group plc                                 10,503,223        24,697,267
                                                                   -------------
                                                                     49,944,065

--------------------------------------------------------------------------------
UTILITIES--0.0%
--------------------------------------------------------------------------------
GAS UTILITIES--0.0%
Gail India Ltd.                                       116,670           393,400
                                                                   -------------
Total Common Stocks
(Cost $714,010,671)                                                 880,722,811

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.9%
--------------------------------------------------------------------------------
Ceres, Inc.:
$4.00 Cv., Series C-1 1,2                              44,515           289,348
Cv., Series C 1,2                                     600,000         3,900,000
Cv., Series D 1,2                                     418,000         2,717,000
--------------------------------------------------------------------------------
Oxagen Ltd., Cv. 1,2                                2,142,875         1,375,099
                                                                    ------------
Total Preferred Stocks
(Cost $7,296,760)                                                     8,281,447

                                                                   MARKET VALUE
                                                        UNITS        SEE NOTE 1
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Ceres Group, Inc.:
Series C Wts.,
Exp. 8/28/06 1,2                                       20,032       $        --
Series D Wts.,
Exp. 12/31/30 1,2                                      41,800                --
                                                                    ------------
Total Rights, Warrants
and Certificates (Cost $0)                                                   --

                                                     PRINCIPAL
                                                        AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.6%
--------------------------------------------------------------------------------
Undivided interest of 27.42% in joint
repurchase agreement (Principal Amount/
Market Value $86,742,000, with a maturity
value of $86,751,252) with Zion Bank/
Capital Markets Group, 0.96%, dated
5/28/04, to be repurchased at $23,785,537
on 6/1/04, collateralized by U.S. Treasury
Bonds, 2.25%--3.875%, 4/15/06--5/15/09,
with a value of $88,535,903
(Cost $23,783,000)                                 $23,783,000       23,783,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $745,090,431)                                      100.1%     912,787,258
--------------------------------------------------------------------------------
LIABILITIES
IN EXCESS OF
OTHER ASSETS                                              (0.1)        (751,618)
                                                   -----------------------------
NET ASSETS                                               100.0%    $912,035,640
                                                   =============================


                    15 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Identifies issues considered to be illiquid or restricted. See Note 6 of Notes to Financial Statements.

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2004. The aggregate fair value of securities of affiliated companies held by the Fund as of May 31, 2004 amounts to $29,085,906. Transactions during the period in which the issuer was an affiliate are as follows:

                                 SHARES                                    SHARES        UNREALIZED
                           NOVEMBER 30,         GROSS         GROSS       MAY 31,      APPRECIATION
                                   2003     ADDITIONS    REDUCTIONS          2004    (DEPRECIATION)
----------------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Art Advanced Research
Technologies, Inc.            1,901,125            --            --     1,901,125      $(4,323,564)
Novogen Ltd.                  6,323,015            --            --     6,323,015       14,196,274
Ortivus AB, B Shares            710,800            --            --       710,800       (5,642,843)
                                                                                       -----------
                                                                                       $ 4,229,867
                                                                                       ===========

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                MARKET VALUE       PERCENT
------------------------------------------------------------------------------
Japan                                              $172,420,335          18.9%
United Kingdom                                      130,688,475          14.3
France                                              102,016,911          11.2
Germany                                              70,837,699           7.8
Australia                                            68,591,188           7.5
The Netherlands                                      54,683,864           6.0
Sweden                                               42,844,234           4.7
United States                                        37,621,995           4.1
India                                                37,348,310           4.1
Brazil                                               31,682,038           3.5
Italy                                                23,476,208           2.6
Ireland                                              23,350,184           2.6
Norway                                               21,370,938           2.3
Korea, Republic of South                             20,737,476           2.3
Denmark                                              17,817,592           1.9
Switzerland                                          13,800,030           1.5
Spain                                                12,508,078           1.4
South Africa                                          6,853,415           0.7
Lebanon                                               6,139,644           0.7
Mexico                                                5,798,072           0.6
Israel                                                4,790,708           0.5
Canada                                                3,827,053           0.4
Finland                                               3,582,811           0.4
                                                   ---------------------------
Total                                              $912,787,258         100.0%
                                                   ===========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    16 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

May 31, 2004
---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $720,234,392)                                               $  883,701,352
Affiliated companies (cost $24,856,039)                                                      29,085,906
                                                                                         ---------------
                                                                                            912,787,258
--------------------------------------------------------------------------------------------------------
Cash                                                                                          1,488,695
--------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                        2,581,724
Investments sold                                                                              2,017,856
Shares of beneficial interest sold                                                              863,866
Other                                                                                            18,902
                                                                                         ---------------
Total assets                                                                                919,758,301

--------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                         4,934,490
Shares of beneficial interest redeemed                                                        1,726,681
Distribution and service plan fees                                                              379,481
Transfer and shareholder servicing agent fees                                                   280,161
Shareholder communications                                                                      176,647
Trustees' compensation                                                                          170,245
Other                                                                                            54,956
                                                                                         ---------------
Total liabilities                                                                             7,722,661

--------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $  912,035,640
                                                                                         ===============

--------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $1,133,719,195
--------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                             (12,460,717)
--------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions             (376,914,684)
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                           167,691,846
                                                                                         ---------------
NET ASSETS                                                                               $  912,035,640
                                                                                         ===============


                    17 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $587,372,326 and
35,770,484 shares of beneficial interest outstanding)                                        $16.42
Maximum offering price per share (net asset value plus sales charge of 5.75% of
offering price)                                                                              $17.42
----------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $166,685,148 and 10,611,807 shares
of beneficial interest outstanding)                                                          $15.71
----------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $131,349,002 and 8,360,483 shares
of beneficial interest outstanding)                                                          $15.71
----------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $26,629,164 and 1,642,094 shares
of beneficial interest outstanding)                                                          $16.22

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   18 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended May 31, 2004
----------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $1,058,672)                  $ 8,900,577
----------------------------------------------------------------------------------------
Interest                                                                         69,625
                                                                            ------------
Total investment income                                                       8,970,202

----------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------
Management fees                                                               3,537,825
----------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                         713,905
Class B                                                                         889,349
Class C                                                                         651,707
Class N                                                                          61,911
----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                       1,527,578
Class B                                                                         346,375
Class C                                                                         217,220
Class N                                                                          55,630
----------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                          62,827
Class B                                                                          42,709
Class C                                                                          12,946
Class N                                                                             823
----------------------------------------------------------------------------------------
Custodian fees and expenses                                                     171,236
----------------------------------------------------------------------------------------
Trustees' compensation                                                           18,987
----------------------------------------------------------------------------------------
Other                                                                            38,829
                                                                            ------------
Total expenses                                                                8,349,857
Less reduction to custodian expenses                                             (1,120)
Less voluntary waiver of transfer and shareholder servicing agent fees:
Class A                                                                        (475,542)
Class B                                                                         (28,059)
Class N                                                                         (11,551)
                                                                            ------------
Net expenses                                                                  7,833,585

----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                         1,136,617


                   19 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF OPERATIONS  Unaudited / Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                 $(25,912,307)
Foreign currency transactions                                                 30,675,013
                                                                            -------------
Net realized gain                                                              4,762,706
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                   56,649,769
Translation of assets and liabilities denominated in foreign currencies      (16,675,219)
                                                                            -------------
Net change in unrealized appreciation                                         39,974,550

-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $ 45,873,873
                                                                            =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   20 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   SIX MONTHS               YEAR
                                                                        ENDED              ENDED
                                                                 MAY 31, 2004       NOVEMBER 30,
                                                                  (UNAUDITED)               2003
-------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------
Net investment income (loss)                                     $  1,136,617      $    (672,881)
-------------------------------------------------------------------------------------------------
Net realized gain (loss)                                            4,762,706       (153,689,727)
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)               39,974,550        372,677,945
                                                                 --------------------------------
Net increase in net assets resulting from operations               45,873,873        218,315,337

-------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                            (6,767,655)        (3,451,367)
Class B                                                            (1,084,898)          (393,792)
Class C                                                              (837,759)          (280,451)
Class N                                                              (241,976)          (141,834)

-------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                            37,102,549         35,842,844
Class B                                                           (17,106,568)       (31,008,777)
Class C                                                             9,347,793         (2,213,224)
Class N                                                             4,588,888          4,032,418

-------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------
Total increase                                                     70,874,247        220,701,154
-------------------------------------------------------------------------------------------------
Beginning of period                                               841,161,393        620,460,239
                                                                 --------------------------------
End of period (including accumulated net investment loss of
$12,460,717 and $4,665,046, respectively)                        $912,035,640      $ 841,161,393
                                                                 ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   21 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              SIX MONTHS                                                                    YEAR
                                                   ENDED                                                                   ENDED
                                            MAY 31, 2004                                                                NOV. 30,
CLASS A                                      (UNAUDITED)        2003           2002           2001           2000           1999
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  15.72    $  11.63       $  14.96       $  19.77       $  19.22       $  15.11
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                         .05         .01            .12            .06           (.01)          (.02)
Net realized and unrealized gain (loss)              .85        4.19          (3.41)         (3.93)           .77           5.02
                                                ----------------------------------------------------------------------------------
Total from investment operations                     .90        4.20          (3.29)         (3.87)           .76           5.00
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                (.20)       (.11)          (.04)            --             --           (.13)
Distributions from net realized gain                  --          --             --           (.94)          (.21)          (.76)
                                                ----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     (.20)       (.11)          (.04)          (.94)          (.21)          (.89)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  16.42    $  15.72       $  11.63       $  14.96       $  19.77       $  19.22
                                                ==================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                  5.78%      36.55%        (22.04)%       (20.58)%         3.92%         35.31%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $587,372    $528,363       $358,097       $535,615       $478,680       $208,981
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $586,964    $390,315       $512,319       $536,366       $418,537       $180,719
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income (loss)                        0.52%       0.18%          0.62%          0.62%          0.22%         (0.15)%
Total expenses                                      1.60%       1.88%          1.64%          1.42%          1.38%          1.55%
Expenses after expense reimbursement
or fee waiver and reduction to
custodian expenses                                  1.44%       1.42%          1.56%           N/A 3,4        N/A 3          N/A 3
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               30%         61%            46%            33%            61%            75%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                   22 | OPPENHEIMER INTERNATIONAL GROWTH FUND

                                              SIX MONTHS                                                                     YEAR
                                                   ENDED                                                                    ENDED
                                            MAY 31, 2004                                                                 NOV. 30,
CLASS B                                      (UNAUDITED)         2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  15.00     $  11.10       $  14.34       $  19.14       $  18.75       $  14.76
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                 (.08)        (.13)          (.03)          (.01)          (.08)          (.14)
Net realized and unrealized gain (loss)              .88         4.06          (3.21)         (3.85)           .68           4.92
                                                -----------------------------------------------------------------------------------
Total from investment operations                     .80         3.93          (3.24)         (3.86)           .60           4.78
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                (.09)        (.03)            --             --             --           (.03)
Distributions from net realized gain                  --           --             --           (.94)          (.21)          (.76)
                                                -----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     (.09)        (.03)            --           (.94)          (.21)          (.79)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  15.71     $  15.00       $  11.10       $  14.34       $  19.14       $  18.75
                                                ===================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                  5.38%       35.49%        (22.59)%       (21.23)%         3.16%         34.32%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $166,685     $174,959       $161,074       $230,085       $273,243       $176,021
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $177,893     $148,838       $200,304       $262,745       $276,393       $145,203
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment loss                                (0.32)%      (0.55)%        (0.12)%        (0.15)%        (0.56)%        (0.91)%
Total expenses                                      2.26%        2.48%          2.39%          2.17%          2.14%          2.31%
Expenses after expense reimbursement
or fee waiver and reduction to
custodian expenses                                  2.23%        2.19%          2.31%           N/A 3,4        N/A 3          N/A 3
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               30%          61%            46%            33%            61%            75%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                   23 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                              SIX MONTHS                                                                     YEAR
                                                   ENDED                                                                    ENDED
                                            MAY 31, 2004                                                                 NOV. 30,
CLASS C                                      (UNAUDITED)         2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  15.01     $  11.12       $  14.37       $  19.16       $  18.77        $ 14.78
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                         .01         (.08)          (.01)            -- 1         (.04)          (.13)
Net realized and unrealized gain (loss)              .80         4.01          (3.24)         (3.85)           .64           4.91
                                                -----------------------------------------------------------------------------------
Total from investment operations                     .81         3.93          (3.25)         (3.85)           .60           4.78
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                (.11)        (.04)            --             --             --           (.03)
Distributions from net realized gain                  --           --             --           (.94)          (.21)          (.76)
                                                -----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     (.11)        (.04)            --           (.94)          (.21)          (.79)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  15.71     $  15.01       $  11.12       $  14.37       $  19.16        $ 18.77
                                                ===================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  5.40%       35.44%        (22.62)%       (21.16)%         3.16%         34.28%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $131,349     $116,659       $ 89,456       $114,084       $113,230        $49,242
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $130,405     $ 90,532       $106,551       $122,775       $ 98,110        $39,641
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                (0.21)%      (0.59)%        (0.12)%        (0.14)%        (0.53)%        (0.92)%
Total expenses                                      2.17%        2.38%          2.37%          2.17%          2.14%          2.32%
Expenses after expense reimbursement
or fee waiver and reduction to
custodian expenses                                   N/A 4       2.22%          2.29%           N/A 4,5        N/A 4          N/A 4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               30%          61%            46%            33%            61%            75%

1. Less than $0.005 per share.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                   24 | OPPENHEIMER INTERNATIONAL GROWTH FUND

                                                        SIX MONTHS                                  YEAR
                                                             ENDED                                  ENDED
                                                      MAY 31, 2004                               NOV. 30,
CLASS N                                                (UNAUDITED)         2003         2002       2001 1
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $15.51       $11.55       $14.93       $18.74
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          .08          .02          .09          .01
Net realized and unrealized gain (loss)                        .80         4.08        (3.38)       (3.82)
                                                            -------------------------------------------------
Total from investment operations                               .88         4.10        (3.29)       (3.81)
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.17)        (.14)        (.09)          --
Distributions from net realized gain                            --           --           --           --
                                                            -------------------------------------------------
Total dividends and/or distributions to shareholders          (.17)        (.14)        (.09)          --
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $16.22       $15.51       $11.55       $14.93
                                                            =================================================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                            5.73%       36.01%      (22.18)%     (20.33)%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $26,629      $21,180      $11,833       $3,102
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $24,804      $14,722      $ 9,195       $1,152
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                                  0.32%       (0.16)%       0.19%        0.18%
Total expenses                                                1.78%        1.90%        1.80%        1.74%
Expenses after expense reimbursement or fee waiver
and reduction to custodian expenses                           1.69%        1.73%        1.72%         N/A 4,5
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         30%          61%          46%          33%

1. For the period from March 1, 2001 (inception of offering) to November 30,
2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                   25 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Growth Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars


                   26 | OPPENHEIMER INTERNATIONAL GROWTH FUND at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.


                   27 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      As of May 31, 2004, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $370,287,704 expiring by 2012. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended May 31, 2004 and the year ended November 30, 2003, the Fund used $4,762,706 and $0, respectively, of carryforward to offset capital gains realized.

As of November 30, 2003, the Fund had available for federal income tax purposes post-October losses of $7,784,356 and unused capital loss carryforwards as follows:

                           EXPIRING
                           ------------------------------
                           2009              $ 80,843,212
                           2010               110,808,862
                           2011               175,613,980
                                             ------------
                           Total             $367,266,054
                                             ============

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended May 31, 2004, the Fund's projected benefit obligations were increased by $6,690 and payments of $9,160 were made to retired trustees, resulting in an accumulated liability of $152,172.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund does purchase shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.


                   28 | OPPENHEIMER INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

      In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              SIX MONTHS ENDED MAY 31, 2004        YEAR ENDED NOVEMBER 30, 2003
                                  SHARES             AMOUNT           SHARES             AMOUNT
------------------------------------------------------------------------------------------------
CLASS A
Sold                          11,015,825      $ 185,415,147       40,205,063      $ 471,582,861
Dividends and/or
distributions reinvested         364,291          5,755,789          273,353          2,963,156
Redeemed                      (9,229,131)      (154,068,387)     (37,646,102)      (438,703,173)
                             -------------------------------------------------------------------
Net increase                   2,150,985      $  37,102,549        2,832,314      $  35,842,844
                             ===================================================================

------------------------------------------------------------------------------------------------
CLASS B
Sold                           1,207,845      $  19,433,907        2,549,035      $  30,239,637
Dividends and/or
distributions reinvested          61,977            940,196           32,768            341,309
Redeemed                      (2,325,350)       (37,480,671)      (5,425,773)       (61,589,723)
                             -------------------------------------------------------------------
Net decrease                  (1,055,528)     $ (17,106,568)      (2,843,970)     $ (31,008,777)
                             ===================================================================


                   29 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                              SIX MONTHS ENDED MAY 31, 2004        YEAR ENDED NOVEMBER 30, 2003
                                  SHARES             AMOUNT           SHARES             AMOUNT
------------------------------------------------------------------------------------------------
CLASS C
Sold                           1,427,284      $  22,867,539        3,339,291      $  38,386,072
Dividends and/or
distributions reinvested          45,549            690,983           21,255            221,691
Redeemed                        (885,910)       (14,210,729)      (3,631,625)       (40,820,987)
                               -----------------------------------------------------------------
Net increase (decrease)          586,923      $   9,347,793         (271,079)     $  (2,213,224)
                               =================================================================

------------------------------------------------------------------------------------------------
CLASS N
Sold                             618,732      $  10,289,184        1,277,146      $  14,871,049
Dividends and/or
distributions reinvested          14,836            231,750           12,795            137,297
Redeemed                        (356,805)        (5,932,046)        (949,418)       (10,975,928)
                               -----------------------------------------------------------------
Net increase                     276,763      $   4,588,888          340,523      $   4,032,418
                               =================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended May 31, 2004, were $298,366,462 and $269,703,841, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion, and 0.67% of average annual net assets in excess of $2 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended May 31, 2004, the Fund paid $1,579,780 to OFS for services to the Fund.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The


                   30 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at May 31, 2004 for Class B, Class C and Class N shares were $4,144,707, $2,650,410 and $207,624, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                           CLASS A            CLASS B            CLASS C            CLASS N
                        CLASS A         CONTINGENT         CONTINGENT         CONTINGENT         CONTINGENT
                      FRONT-END           DEFERRED           DEFERRED           DEFERRED           DEFERRED
                  SALES CHARGES      SALES CHARGES      SALES CHARGES      SALES CHARGES      SALES CHARGES
SIX MONTHS          RETAINED BY        RETAINED BY        RETAINED BY        RETAINED BY        RETAINED BY
ENDED               DISTRIBUTOR        DISTRIBUTOR        DISTRIBUTOR        DISTRIBUTOR        DISTRIBUTOR
------------------------------------------------------------------------------------------------------------
May 31, 2004           $208,587             $5,875           $170,048            $11,137            $17,230

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and


                   31 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of May 31, 2004, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of May 31, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of May 31, 2004 was $35,404,905, which represents 3.88% of the Fund's net assets, of which $11,457,883 is considered restricted. Information concerning restricted securities is as follows:

                                                                                          UNREALIZED
                                       ACQUISITION                  VALUATION AS OF     APPRECIATION
SECURITY                                     DATES           COST      MAY 31, 2004   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Art Advanced Research
Technologies, Inc.                         6/19/01     $7,500,000        $3,176,436     $(4,323,564)
Ceres Group, Inc., Series C Wts.,
Exp. 8/28/06                              10/25/01             --                --              --
Ceres Group, Inc., Series D Wts.,
Exp. 12/31/30                              10/4/01             --                --              --
Ceres, Inc., $4.00 Cv., Series C-1          2/6/01        178,060           289,348         111,288
Ceres, Inc., Cv., Series C                  1/6/99      2,400,000         3,900,000       1,500,000
Ceres, Inc., Cv., Series D                 3/15/01      2,508,000         2,717,000         209,000
Oxagen Ltd., Cv.                          12/20/00      2,210,700         1,375,099        (835,601)

                   32 | OPPENHEIMER INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------
7. BORROWING AND LENDING ARRANGEMENTS

The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.

      The Fund had no interfund borrowings or loans outstanding during the six months ended or at May 31, 2004.


--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


                   33 | OPPENHEIMER INTERNATIONAL GROWTH FUND

ITEM 2.  CODE OF ETHICS

         Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

    At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.


ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of May 31, 2004,
              registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
(b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)